Business Combination (Details Narrative) - USD ($)		9 Months Ended
	Jun. 26, 2016	Sep. 30, 2016
Purchase consideration	$ 200,000
Useful life of intangible assets acquired		5 years
Asset Purchase Agreement [Member] | GlyEco Acquisition Corp. #3 [Member] | Brian's On-Site Recycling, Inc. [Member] | Mr. Brian Fidalgo [Member]
Purchase consideration	200,000
Purchase consideration subject to earn out provision	100,000
Asset Purchase Agreement [Member] | GlyEco Acquisition Corp. #3 [Member] | Brian's On-Site Recycling, Inc. [Member] | Mr. Brian Fidalgo [Member] | Restricted Cash [Member]
Escrow account related to the earn out	$ 100,000